Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,142,125	$ 3,895,923
Less: accumulated depreciation and amortization	(3,394,329)	(3,124,710)
Total property and equipment, net	747,796	771,213
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,260,630	$ 1,148,140
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		5 years
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	878,350	$ 809,153
Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		3 years
Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		15 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	646,505	$ 639,267
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		5 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		15 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,356,640	$ 1,299,363
Property and equipment, useful life (Textual)	3 – 15 years, or remaining lease term
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		3 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		15 years